MARKETABLE SECURITIES (Schedule of classified marketable securities) (Details) - USD ($)	Jul. 31, 2017	Jul. 31, 2016
Fair Value	$ 2,815,727	$ 2,062,205
Noncurrent [Member]
Cost	2,257,251	1,661,664
Gross Unrealized Gains	558,476	401,895
Gross Unrealized Losses		1,354
Fair Value	2,815,727	2,062,205
Noncurrent [Member] | Mutual Funds [Member]
Cost	716,463	551,573
Gross Unrealized Gains	193,932	143,026
Gross Unrealized Losses
Fair Value	910,395	694,599
Noncurrent [Member] | Corporate Equity Securities [Member]
Cost	1,540,788	1,110,091
Gross Unrealized Gains	364,544	258,869
Gross Unrealized Losses		1,354
Fair Value	$ 1,905,332	$ 1,367,606